SERIES A PREFERRED STOCK (Details Narrative) - USD ($)		12 Months Ended
	Jan. 02, 2023	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, dividend rate	8.00%	8.00%
Preferred stock, dividend, make-whole dividend rate to market value	10.00%	10.00%
Preferred stock, conversion, required common share price (in dollars per share)		$ 1,160,000	$ 1,160.00
Preferred stock redemption price per share		$ 8.00	$ 8.00
Preferred stock, shares outstanding (in shares)	48,100	48,100	48,100	48,100
Accrued and unpaid dividends		$ 465,501	$ 489,685
Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion (in shares)		1